Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices [Abstract]
Equity Interest on Subsidiaries
The equity interest in the most significant subsidiaries is as follows:

		Equity interest at December 31
	Country	2023	2024
Subsidiaries:
América Móvil B.V. a)	Netherlands	100.0%	100.0%
Compañía Dominicana de Teléfonos, S.A. (“Codetel”) b)	Dominican Republic	100.0%	100.0%
Sercotel, S.A. de C.V. a)	Mexico	100.0%	100.0%
Radiomóvil Dipsa, S.A. de C.V. and subsidiaries (“Telcel”) b)	Mexico	100.0%	100.0%
Puerto Rico Telephone Company, Inc. b)	Puerto Rico	100.0%	100.0%
Servicios de Comunicaciones de Honduras, S.A. de C.V. (“Sercom Honduras”) b)	Honduras	100.0%	100.0%
Claro S.A. b)	Brazil	99.6%	99.6%
AMX International Mobile S.A. de C.V. a)	Mexico	100.0%	100.0%
Claro NXT Telecomunicações, S.A. b)	Brazil	100.0%	100.0%
Telecomunicaciones de Guatemala, S.A. (“Telgua”) b)	Guatemala	99.3%	99.3%
Claro Guatemala, S.A. b)	Guatemala	100.0%	100.0%
Empresa Nicaragüense de Telecomunicaciones, S.A. (“Enitel”) b)	Nicaragua	99.6%	99.6%
Compañía de Telecomunicaciones de El Salvador, S.A. de C.V. (“CTE”) b)	El Salvador	95.8%	95.9%
Comunicación Celular, S.A. (“Comcel”) b)	Colombia	99.4%	99.4%
Consorcio Ecuatoriano de Telecomunicaciones, S.A. (“Conecel”) b)	Ecuador	100.0%	100.0%
AMX Argentina, S.A. b)	Argentina	100.0%	100.0%
AMX Paraguay, S.A. b)	Paraguay	100.0%	100.0%
AM Wireless Uruguay, S.A. b)	Uruguay	100.0%	100.0%
América Móvil Perú, S.A.C b)	Peru	100.0%	100.0%
Teléfonos de México, S.A.B. de C.V. b)	Mexico	98.8%	100.0%
Claro Chile, SpA d)	Chile	50.0%	94.9%
Telekom Austria AG b)	Austria	58.4%	60.6%
EuroTeleSites AG and subsidiaries c)	Austria	57.0%	57.0%

a) Holding companies.
b) Operating companies of mobile and fixed services.
c) Company spun-off from Telekom Austria AG on September 22, 2023.
d) Joint venture until October 31, 2024 (see note 12b).

Annual Depreciation Rates	Annual depreciation rates are as follows:
Network infrastructure	5%-33%
Buildings and leasehold improvement	2%-33%
Other assets	10%-50%

Estimates Used for Impairment Evaluations
The most significant forward-looking estimates used for the 2023 and 2024 impairment evaluations are shown below:

	Average margin on EBIDTA	Average margin on CAPEX	Average pre-tax discount rate (WACC)
2023:
Europe (7 countries)	26.81% - 43.90%	4.46% - 16.89%	6.08% - 29.15%
Brazil (fixed line, wireless and TV)	43.07%	14.37%	10.45%
Puerto Rico	23.92%	10.46%	6.31%
Dominican Republic	52.34%	13.78%	11.95%
Mexico (fixed line and wireless)	36.10%	10.66%	9.37%
Ecuador	50.81%	18.49%	21.77%
Peru	41.80%	7.11%	9.13%
El Salvador	46.27%	9.26%	20.15%
Colombia	43.39%	20.78%	10.15%
Other countries	28.06% - 51.46%	11.68% - 27.15%	10.29% - 22.79%

2024:
Europe (7 countries)	35.05% - 43.18%	2.83% - 18.57%	4.88% - 27.16%
Brazil (fixed line, wireless and TV)	44.75%	16.97%	8.11%
Puerto Rico	24.41%	8.67%	4.38%
Dominican Republic	53.64%	14.13%	9.51%
Mexico (fixed line and wireless)	37.31%	9.35%	8.36%
Ecuador	49.66%	13.95%	15.72%
Peru	39.33%	10.41%	8.28%
El Salvador	46.37%	13.42%	13.35%
Colombia	42.25%	17.31%	7.24%
Other countries	28.02% - 52.47%	11.48% - 22.35%	7.22% - 24.06%

Lease Term and Estimated Useful Life of Right-of-Use Assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Assets	Useful life
Towers and sites	2 to 24 years
Property	2 to 24 years
Other equipment	2 to 20 years

Exchange Rates Used for Translation of Foreign Currencies
The exchange rates used for the translation of foreign currencies against the Mexican peso are as follows:

		Average exchange rate			Closing exchange rate at December 31,
Country or Zone	Currency	2022	2023	2024	2023	2024
Argentina (1)	Argentine Peso (AR$)	0.1586	0.0680	0.0200	0.0209	0.0196
Brazil	Real (R$)	3.9045	3.5545	3.3963	3.4895	3.2731
Colombia	Colombian Peso (COP$)	0.0048	0.0041	0.0045	0.0044	0.0046
Guatemala	Quetzal	2.5981	2.2675	2.3597	2.1584	2.6301
U.S.A. (2)	US Dollar	20.1283	17.7617	18.3045	16.8935	20.2683
Uruguay	Uruguay Peso	0.4893	0.4574	0.4548	0.4329	0.4600
Nicaragua	Cordoba	0.5611	0.4875	0.4998	0.4613	0.5534
Honduras	Lempira	0.8171	0.7184	0.7341	0.6819	0.7948
Chile	Chilean Peso (CLP$)	0.0232	0.0212	0.0194	0.0193	0.0203
Paraguay	Guaraní	0.0029	0.0024	0.0024	0.0023	0.0026
Peru	Sol (PEN$)	5.2454	4.7394	4.8721	4.5498	5.3762
Dominican Republic	Dominican Peso	0.3647	0.3163	0.3069	0.2893	0.3301
Costa Rica	Colon	0.0310	0.0324	0.0353	0.0321	0.0395
European Union	Euro	21.2285	19.2047	19.8011	18.6487	20.9939
Bulgaria	Lev	10.8523	9.8189	10.1235	9.5336	10.7262
Belarus	New Belarusian Ruble	7.3993	6.4630	6.6606	6.1471	0
Croatia	Croatian Kuna	2.8173	2.5487	2.6279	2.4751	2.7864
Macedonia	Macedonian Denar	0.3445	0.3119	0.3215	0.3038	0.3423
Serbia	Serbian Denar	0.1807	0.1638	0.1691	0.1593	0.1794

(1)	Year-end rates are used for the translation of revenues and expenses if IAS 29 “Financial Reporting in Hyperinflationary Economies” is applied.

(2)	Includes Ecuador, El Salvador and Puerto Rico.

Joint Venture [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Result of Discontinued Operations
The results of discontinued operations are as follows:

	For the period ended as of October 6, 2022
Operating revenue:
Service revenues	Ps.	10,500,087
Sales of equipment		2,626,823
		13,126,910
Total costs and expenses		14,954,526
Operating loss		(1,827,616)
Financial costs		(685,129)
Loss before income taxes of discontinued operations		(2,512,745)
Income taxes:		(1,805,500)
Net loss of the period from discontinued operations	Ps.	(707,245)

Claro Panama [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Result of Discontinued Operations
The results of discontinued operations for the year are shown below:

	July 1st
Operating revenue:	2022
Revenue services	Ps.	1,210,109
Sales of equipment		206,595
		1,416,704
Total costs and expenses		1,403,311
Operating income		13,393
Financial costs		(39,538)
Gain on sale of discontinued operations		3,405,014
Profit before income taxes from discontinued operations		3,378,869
Income taxes:		—
Net profit of the period of discontinued operations	Ps.	3,378,869

Deconsolidated Assets and Liabilities on Disposal Date
The deconsolidated assets and liabilities of Claro Panama as of the date of disposal were the following:

	As of July 1, 2022
Current assets:
Cash	Ps.	24,202
Account receivable to subscribers, distributors and others, net		666,114
Inventories, net		169,851
Other assets, net		4,457
Total current assets		864,624

Non-current assets:
Property, plant and equipment		1,102,062
Intangibles, net		1,810,964
Account receivables to subscribers, distributors and others, net		42,368
Other assets, net		12,291
Right-of-use		975,019
Total assets	Ps.	4,807,328

Short term liability related to right-of-use assets	Ps.	198,289
Accounts payable		576,522
Payable taxes		24,981
Related parties		1,159
Deferred income		126,904
Long term liability related to right-of-use assets	Ps.	855,969
Deferred income		129,062
Total liabilities		1,912,886
Net assets directly related to the Group’s disposal	Ps.	2,894,442